Initial Public Offering (Details) - 7GC Co Holdings INC [Member] - USD ($) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Dec. 28, 2020	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Description of initial public offering		Each Unit consists of one share of Class A common stock, and one-half of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).	Each Unit consists of one Public Share and one-half of one Public Warrant. Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).
IPO [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued in transaction (in Shares)	23,000,000
Price per share (in Dollars per share)	$ 10
Gross proceeds from initial public offering	$ 230.0
Offering costs	13.2
Deferred underwriting commission	$ 8.1
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued in transaction (in Shares)	3,000,000